Bank overview	12 Months Ended
Mar. 31, 2021
Bank overview
1. Bank overview
HDFC Bank Limited (the “Bank”) was incorporated in August 1994 with its registered office in Mumbai, India. The Bank is a banking company governed by India’s Banking Regulation Act, 1949. The Bank’s shares are listed on the BSE Limited (formerly known as Bombay Stock Exchange Limited) and The National Stock Exchange of India Ltd. Its American Depositary Shares (ADS) are listed on the New York Stock Exchange. Global Depositary Receipts (GDR) which were listed on the Luxembourg Stock Exchange have since been delisted effective July 15, 2019.
The Bank’s largest shareholder is Housing Development Finance Corporation Limited (“HDFC Limited”), which, along with its subsidiaries, owns 21.2% and 21.1% of the Bank’s equity as of March 31, 2020 and March 31, 2021, respectively. The remainder of the Bank’s equity is widely held by the public and by foreign and Indian institutional investors.
By way of an ordinary resolution on July 12, 2019, the shareholders of the Bank approved a subdivision (stock split) of the Bank’s equity shares to reduce the face value of each equity share from Rs. 2.0 to Rs. 1.0 per equity share effective as of September 20, 2019. The number of issued and subscribed equity shares increased to 5,470,763,894 shares of par value Rs. 1.0 each. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. One ADS continues to represent three equity shares.
On July 17, 2018, the Bank made a preferential allotment of 78,193,634 equity shares to Housing Development Finance Corporation Limited at an issue price of Rs. 1,087.05 per equity share. On August 2, 2018, the Bank issued 35,000,000 American Depositary Shares (ADSs) representing 105,000,000 equity shares at a price of US$ 52.00 per ADS. The Bank also allotted 25,694,444 equity shares pursuant to a qualified institutional placement (QIP) offering at a price of Rs. 1,080.0 per equity shares. The total number of shares issued pursuant to exercise of stock options during the period is 47,544,608 shares.
The Bank’s principal business activities are retail banking, wholesale banking and treasury services. The Bank’s retail banking division provides a variety of deposit products as well as loans, credit cards, debit cards, third-party mutual funds and insurance, depositary services, trade finance, foreign exchange and derivative services and sale of gold bars. Through its wholesale banking operations, the Bank provides loans, deposit products, documentary credits, guarantees, bullion trading, foreign exchange, and derivative products. It also provides cash management services, clearing and settlement services for stock exchanges, tax and other collections for the government, custody services for mutual funds and correspondent banking services. The Bank’s treasury group manages its debt securities and money market operations and its foreign exchange and derivative products.